Share-based awards and other equity instruments - Schedule of Stock Options Vested and Expected to Vest (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€) € / shares shares
Fully Vested and Expected to Vest
Outstanding (in shares) | shares	22,951,665
Outstanding (in Euro per share) | € / shares	€ 1.16
Outstanding, remaining contractual life (in years)	7 years
Outstanding, aggregate intrinsic value | €	€ 4,052
Currently exercisable (in shares) | shares	14,602,335
Currently exercisable (in Euro per share) | € / shares	€ 1.60
Currently exercisable, remaining contractual life (in years)	8 years
Currently exercisable, aggregate intrinsic value | €	€ 2,599